Crawford Large Cap Dividend Fund
Schedule of Investments
March 31, 2022 - (Unaudited)
COMMON STOCKS — 98 .48 % Shares Fair Value
Communications — 4 .68%
Comcast Corp., Class A 33,000 $ 1,545,060
Omnicom Group, Inc. 14,850 1,260,468
2,805,528
Consumer Discretionary — 7 .86%
Genuine Parts Co. 14,940 1,882,739
Home Depot, Inc. (The) 6,410 1,918,705
Starbucks Corp. 10,000 909,700
4,711,144
Consumer Staples — 11 .61%
Coca-Cola Co. (The) 30,000 1,860,000
Mondelez International, Inc., Class A 25,850 1,622,863
Philip Morris International, Inc. 19,250 1,808,345
Procter & Gamble Co. (The) 10,900 1,665,520
6,956,728
Financials — 18 .64%
American Express Co. 10,900 2,038,300
BlackRock, Inc. 2,100 1,604,757
Chubb Ltd. 8,000 1,711,200
JPMorgan Chase & Co. 6,700 913,344
M&T Bank Corp. 3,000 508,500
Marsh & McLennan Cos., Inc. 7,000 1,192,940
Northern Trust Corp. 12,320 1,434,664
Willis Towers Watson PLC 7,478 1,766,453
11,170,158
Health Care — 17 .18%
AbbVie, Inc. 12,500 2,026,375
AstraZeneca PLC - ADR 31,000 2,056,540
Cardinal Health, Inc. 3,000 170,100
Johnson & Johnson 13,140 2,328,802
Medtronic PLC 15,000 1,664,250
Merck & Co., Inc. 20,770 1,704,179
Stryker Corp. 1,300 347,555
10,297,801
Industrials — 14 .49%
Honeywell International, Inc. 7,800 1,517,724
Hubbell, Inc. 7,140 1,312,118
Johnson Controls International PLC 28,100 1,842,517
Raytheon Technologies Corp. 12,500 1,238,375
United Parcel Service, Inc., Class B 12,930 2,772,968
8,683,702
Technology — 21 .86%
Accenture PLC, Class A 5,840 1,969,423
Fidelity National Information Services, Inc. 6,500 652,730
Global Payments, Inc. 5,700 779,988
International Business Machines Corp. 8,000 1,040,160
Microsoft Corp. 10,370 3,197,175

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
COMMON STOCKS — 98.48% - (continued) Shares Fair Value
Technology — 21.86% - (continued)
S&P Global, Inc. 3,600 $ 1,476,648
SAP SE - ADR 7,500 832,200
Texas Instruments, Inc. 13,350 2,449,458
Visa, Inc., Class A 3,200 709,664
13,107,446
Utilities — 2 .16%
American Electric Power Co., Inc. 13,000 1,297,010
Total Common Stocks (Cost $30,768,490) 59,029,517
MONEY MARKET FUNDS - 1 .39%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%
(a)
831,076 831,076
Total Money Market Funds (Cost $831,076) 831,076
Total Investments — 99.87% (Cost $31,599,566) 59,860,593
Other Assets in Excess of Liabilities — 0.13% 80,680
NET ASSETS — 100.00% $ 59,941,273
(a) Rate disclosed is the seven day effective yield as of March 31, 2022.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
March 31, 2022 - (Unaudited)
COMMON STOCKS — 98 .98 % Shares Fair Value
Communications — 1 .72%
Switch, Inc., Class A 179,618 $ 5,535,827
Consumer Discretionary — 12 .15%
Carter's, Inc. 45,374 4,173,954
Columbia Sportswear Co. 41,200 3,729,836
Hanesbrands, Inc. 270,500 4,027,745
HNI Corp. 84,944 3,147,175
Jack in the Box, Inc. 41,938 3,917,429
JOANN Inc. 278,992 3,183,299
Johnson Outdoors, Inc., Class A 41,613 3,234,578
Leggett & Platt, Inc. 89,570 3,117,036
Monro, Inc. 75,748 3,358,666
Rocky Brands, Inc. 58,226 2,421,619
Wolverine World Wide, Inc. 217,199 4,900,010
39,211,347
Consumer Staples — 7 .59%
Casey's General Stores, Inc. 26,095 5,171,247
Flowers Foods, Inc. 115,961 2,981,357
Inter Parfums, Inc. 33,945 2,988,857
J&J Snack Foods Corp. 24,578 3,812,048
MGP Ingredients, Inc. 56,861 4,866,733
PriceSmart, Inc. 58,984 4,652,068
24,472,310
Energy — 0 .96%
DT Midstream, Inc. 57,006 3,093,146
Financials — 21 .22%
Artisan Partners Asset Management, Inc., Class A 81,808 3,219,145
BancFirst Corp. 63,188 5,257,873
First Hawaiian, Inc. 113,400 3,162,726
First of Long Island Corp. (The) 96,585 1,879,544
Glacier Bancorp, Inc. 60,462 3,040,029
Hanover Insurance Group, Inc. 45,274 6,769,368
Houlihan Lokey, Inc. 50,826 4,462,523
Lazard Ltd., Class A 77,739 2,681,996
Old Republic International Corp. 193,393 5,003,077
South State Corp. 72,968 5,953,459
Stock Yards Bancorp, Inc. 28,401 1,502,413
Trico Bancshares 149,004 5,964,630
Valley National Bancorp 466,956 6,079,768
Walker & Dunlop, Inc. 44,900 5,810,958
Webster Financial Corp. 71,049 3,987,270
WSFS Financial Corp. 79,149 3,689,926
68,464,705
Health Care — 8 .07%
Atrion Corp. 7,856 5,601,328
CONMED Corp. 56,585 8,405,702

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
COMMON STOCKS — 98.98% - (continued) Shares Fair Value
Health Care — 8.07% - (continued)
Perrigo Co. PLC 101,801 $ 3,912,212
Psychemedics Corp. 216,581 1,505,238
U.S. Physical Therapy, Inc. 66,313 6,594,828
26,019,308
Industrials — 23 .79%
AZZ, Inc. 68,100 3,285,144
ESCO Technologies, Inc. 78,938 5,519,345
Franklin Electric Co., Inc. 64,818 5,382,487
Hackett Group, Inc. (The) 345,513 7,967,529
Healthcare Services Group, Inc. 143,101 2,657,386
Landstar System, Inc. 10,218 1,541,181
Littelfuse, Inc. 21,602 5,387,755
Moog, Inc., Class A 56,875 4,993,625
MSC Industrial Direct Co., Inc., Class A 63,857 5,441,255
Mueller Water Products, Inc., Series A 403,720 5,216,062
National Instruments Corp. 148,679 6,034,881
nVent Electric PLC 181,259 6,304,187
Standex International, Inc. 41,500 4,146,680
Tennant Co. 44,891 3,537,411
Valmont Industries, Inc. 22,441 5,354,423
Woodward, Inc. 31,690 3,958,398
76,727,749
Materials — 3 .21%
Cameco Corp. 163,831 4,767,482
HB Fuller Co. 84,804 5,603,000
10,370,482
Real Estate — 4 .79%
Armada Hoffler Properties, Inc. 193,006 2,817,888
Four Corners Property Trust, Inc. 91,401 2,471,483
Independence Realty Trust, Inc. 192,651 5,093,692
PS Business Parks, Inc. 12,078 2,030,070
STAG Industrial, Inc. 73,817 3,052,333
15,465,466
Technology — 14 .19%
Absolute Software Corp. 369,387 3,132,402
American Software, Inc., Class A 289,461 6,032,366
AudioCodes, Ltd. 145,780 3,724,679
Brooks Automation, Inc. 70,627 5,853,566
Cass Information Systems, Inc. 105,702 3,901,461
Power Integrations, Inc. 64,241 5,953,856
Sapiens International Corp. NV 164,550 4,177,925
Simulations Plus, Inc. 138,065 7,038,553
TTEC Holdings, Inc. 72,236 5,960,915
45,775,723

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
COMMON STOCKS — 98.98% - (continued) Shares Fair Value
Utilities — 1 .29%
Black Hills Corp. 54,052 $ 4,163,085
Total Common Stocks (Cost $258,011,694) 319,299,148
MONEY MARKET FUNDS - 1 .12%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%
(a)
3,627,620 3,627,620
Total Money Market Funds (Cost $3,627,620) 3,627,620
Total Investments — 100.10% (Cost $261,639,314) 322,926,768
Liabilities in Excess of Other Assets — (0.10)% (328,375)
NET ASSETS — 100.00% $ 322,598,393
(a) Rate disclosed is the seven day effective yield as of March 31, 2022.

Crawford Multi-Asset Income Fund
Schedule of Investments
March 31, 2022 - (Unaudited)
COMMON STOCKS — 57.03% Shares Fair Value
Communications — 5.16%
AT&T, Inc. 55,800 $ 1,318,554
BCE, Inc. 58,920 3,267,704
Verizon Communications, Inc. 53,360 2,718,158
7,304,416
Consumer Staples — 3.02%
Kraft Heinz Co. (The) 54,390 2,142,422
Philip Morris International, Inc. 22,700 2,132,438
4,274,860
Energy — 14.35%
Kinder Morgan, Inc. 237,580 4,492,638
ONEOK, Inc. 66,560 4,701,133
Valero Energy Corp. 44,740 4,542,900
Williams Cos., Inc. (The) 196,400 6,561,724
20,298,395
Financials — 9.43%
AGNC Investment Corp. 105,970 1,388,207
Huntington Bancshares, Inc. 277,560 4,057,927
New Residential Investment Corp. 379,800 4,170,204
New York Community Bancorp, Inc. 217,820 2,335,030
Old Republic International Corp. 53,940 1,395,428
13,346,796
Health Care — 6.12%
AbbVie, Inc. 38,140 6,182,875
Cardinal Health, Inc. 43,600 2,472,120
8,654,995
Industrials — 0.92%
BAE Systems PLC - ADR 34,650 1,305,266
Real Estate — 10.95%
Alexander's, Inc. 12,680 3,248,996
Brandywine Realty Trust 193,970 2,742,736
Four Corners Property Trust, Inc. 81,830 2,212,683
Physicians Realty Trust 148,390 2,602,761
STAG Industrial, Inc. 31,960 1,321,546
WP Carey, Inc. 41,460 3,351,626
15,480,348
Technology — 3.10%
International Business Machines Corp. 33,740 4,386,875
Utilities — 3.98%
Duke Energy Corp. 19,620 2,190,769
NorthWestern Corp. 56,960 3,445,511
5,636,280
Total Common Stocks (Cost $69,019,317) 80,688,231

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
PREFERRED STOCKS — 33.92% Shares Fair Value
Energy — 1.00%
Energy Transfer LP, Series D, 7.63% 57,530 $ 1,419,840
Financials — 18.26%
AGNC Investment Corp., Series C, 7.00% 56,340 1,398,922
Allstate Corp., Series G, 5.63% 64,550 1,640,861
Ally Financial, Inc., Series B, 4.70% 3,989,000 3,747,187
American Express Co., Series D, 3.55% 4,100,000 3,732,025
Annaly Capital Management, Inc., Series F, 6.95% 139,530 3,391,974
Bank of America Corp., Series KK, 5.38% 51,050 1,290,544
Charles Schwab Corp. (The), Series D, 5.95% 51,250 1,297,138
Invesco Mortgage Capital, Inc., Series C, 7.50% 122,310 2,948,894
Two Harbors Investment Corp., Series B, 7.63% 161,400 3,928,476
Wells Fargo & Co., Series L, 7.50% 1,850 2,451,250
25,827,271
Industrials — 1.80%
General Electric Co., Series D, 3.53% 2,640,000 2,544,300
Real Estate — 7.24%
Armada Hoffler Properties Inc., Series A, 6.75% 109,817 2,853,045
Digital Realty Trust, Inc., Series L, 5.20% 102,150 2,543,535
Hersha Hospitality Trust, Series D, 6.50% 66,910 1,482,057
UMH Properties, Inc., Series D, 6.38% 37,100 947,905
Vornado Realty Trust, Series M, 5.25% 104,150 2,410,031
10,236,573
Utilities — 5.62%
Centerpoint Energy, Inc., Series A, 6.13% 1,920,000 1,892,400
Nisource , Inc., Series B, 6.50% 63,250 1,698,263
Sempra Energy, 5.75% 33,400 854,038
Spire, Inc., Series A, 5.90% 135,630 3,506,035
7,950,736
Total Preferred Stocks (Cost $48,399,152) 47,978,720
CORPORATE BONDS — 6.58%
Principal
Amount Fair Value
Energy — 2.01%
Transcanada Trust, 5.63%, 5/20/2075 $ 2,830,000 2,837,924
Financials — 2.48%
Charles Schwab Corp. (The), 4.00%, 12/31/2049 3,654,000 3,503,272
Utilities — 2.09%
Southern Co. (The), Series B, 4.46%, 3/15/2057 2,975,000 2,961,542
Total Corporate Bonds (Cost $9,095,072) 9,302,738
MONEY MARKET FUNDS - 2.66% Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%
(a)
3,760,647 3,760,647

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
MONEY MARKET FUNDS - 2.66% - continued Shares
Total Money Market Funds (Cost $3,760,647) $ 3,760,647
Total Investments — 100.19% (Cost $130,274,188) 141,730,336
Liabilities in Excess of Other Assets — (0.19)% (269,338)
NET ASSETS — 100.00% $ 141,460,998
(a) Rate disclosed is the seven day effective yield as of March 31, 2022.
ADR - American Depositary Receipt.